INCOME TAXES - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Valuation allowance, change in amount	$ 5,085,000
Net operating loss carryforwards	$ 13,510,000